11. Employee and Director Benefit Programs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee And Director Benefit Programs Details Narrative Abstract
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 670	$ 622	$ 565
Expenses incurred for benefits relating to the postretirement benefit plan	423	411	$ 428
Postretirement Benefits paid	$ 227	$ 229